GOODWILL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Abstract]
Goodwill	€ 785,182	€ 785,182
Specific medium/ long-term growth rate (percent)	2.00%	2.00%	2.00%
Base WACC (percent)	7.00%	7.00%	7.00%